SCHEDULE OF AMORTIZATION EXPENSE (Details) - SGD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total	$ 30,542	$ 13,199
“Research expenses” (Note 21)	(642)	(642)
Amortization expense	29,900	12,557
Intellectual properties licenses [member]
IfrsStatementLineItems [Line Items]
Total	642	642
Computer software [member]
IfrsStatementLineItems [Line Items]
Total	1,980	2,160
Customer-related intangible assets [member]
IfrsStatementLineItems [Line Items]
Total	5,146
Licences and franchises [member]
IfrsStatementLineItems [Line Items]
Total	21,686	10,397
Technical [member]
IfrsStatementLineItems [Line Items]
Total	$ 1,088